Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

April 30, 2020

RW42-QTLY-0620
1.867278.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	32,000	$285,439
Fidelity Series Blue Chip Growth Fund (a)	34,161	516,863
Fidelity Series Commodity Strategy Fund (a)	238,677	856,852
Fidelity Series Growth Company Fund (a)	56,634	1,057,348
Fidelity Series Intrinsic Opportunities Fund (a)	84,326	1,200,805
Fidelity Series Large Cap Stock Fund (a)	78,820	1,043,581
Fidelity Series Large Cap Value Index Fund (a)	27,014	288,784
Fidelity Series Opportunistic Insights Fund (a)	31,679	550,892
Fidelity Series Small Cap Discovery Fund (a)	15,612	136,295
Fidelity Series Small Cap Opportunities Fund (a)	37,122	418,733
Fidelity Series Stock Selector Large Cap Value Fund (a)	78,868	798,930
Fidelity Series Value Discovery Fund (a)	53,126	593,416
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,342,713)		7,747,938

International Equity Funds - 23.2%
Fidelity Series Canada Fund (a)	40,956	368,195
Fidelity Series Emerging Markets Fund (a)	33,243	256,965
Fidelity Series Emerging Markets Opportunities Fund (a)	129,789	2,205,110
Fidelity Series International Growth Fund (a)	81,492	1,272,084
Fidelity Series International Small Cap Fund (a)	21,725	320,660
Fidelity Series International Value Fund (a)	147,447	1,117,645
Fidelity Series Overseas Fund (a)	127,983	1,195,366
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,400,843)		6,736,025

Bond Funds - 39.8%
Fidelity Series Corporate Bond Fund (a)	158,867	1,706,231
Fidelity Series Emerging Markets Debt Fund (a)	21,480	175,707
Fidelity Series Floating Rate High Income Fund (a)	4,886	40,650
Fidelity Series Government Bond Index Fund (a)	214,941	2,430,979
Fidelity Series High Income Fund (a)	24,241	207,015
Fidelity Series Inflation-Protected Bond Index Fund (a)	200,067	2,052,683
Fidelity Series International Credit Fund (a)	1,309	12,943
Fidelity Series Investment Grade Bond Fund (a)	211,090	2,499,307
Fidelity Series Investment Grade Securitized Fund (a)	157,759	1,673,827
Fidelity Series Long-Term Treasury Bond Index Fund (a)	61,090	646,331
Fidelity Series Real Estate Income Fund (a)	12,933	117,817
TOTAL BOND FUNDS
(Cost $10,997,632)		11,563,490

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	666,029	666,029
Fidelity Series Short-Term Credit Fund (a)	45,288	456,051
Fidelity Series Treasury Bill Index Fund (a)	187,410	1,879,726
TOTAL SHORT-TERM FUNDS
(Cost $2,992,938)		3,001,806
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,734,126)		29,049,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(329)
NET ASSETS - 100%		$29,048,930

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$248,012	$183,985	$108,900	$37,834	$(18,228)	$(19,430)	$285,439
Fidelity Series Blue Chip Growth Fund	431,668	299,966	208,012	50,588	(6,969)	210	516,863
Fidelity Series Canada Fund	133,525	314,318	20,374	4,256	(4,215)	(55,059)	368,195
Fidelity Series Commodity Strategy Fund	747,713	643,707	266,112	13,280	(41,990)	(226,466)	856,852
Fidelity Series Corporate Bond Fund	1,169,528	989,653	467,746	45,828	(10,808)	25,604	1,706,231
Fidelity Series Emerging Markets Debt Fund	152,144	92,641	37,316	7,603	(2,911)	(28,851)	175,707
Fidelity Series Emerging Markets Fund	149,406	188,774	35,125	5,102	(5,121)	(40,969)	256,965
Fidelity Series Emerging Markets Opportunities Fund	1,322,221	1,449,955	334,196	51,155	(40,415)	(192,455)	2,205,110
Fidelity Series Floating Rate High Income Fund	31,721	19,580	5,753	1,640	(368)	(4,530)	40,650
Fidelity Series Government Bond Index Fund	1,603,702	1,327,021	691,844	39,414	17,762	174,338	2,430,979
Fidelity Series Government Money Market Fund 0.30%	384,354	826,043	544,368	5,078	--	--	666,029
Fidelity Series Growth Company Fund	869,187	604,557	470,790	105,755	(11,771)	66,165	1,057,348
Fidelity Series High Income Fund	160,534	99,068	28,822	9,368	(1,812)	(21,953)	207,015
Fidelity Series Inflation-Protected Bond Index Fund	1,194,423	1,372,225	554,680	26,931	(767)	41,482	2,052,683
Fidelity Series International Credit Fund	12,700	701	--	702	--	(533)	12,943
Fidelity Series International Growth Fund	1,194,661	681,998	522,846	53,093	(38,157)	(43,572)	1,272,084
Fidelity Series International Small Cap Fund	257,287	221,097	126,245	16,013	(8,541)	(22,938)	320,660
Fidelity Series International Value Fund	1,145,190	826,224	558,338	58,921	(63,074)	(232,357)	1,117,645
Fidelity Series Intrinsic Opportunities Fund	1,061,122	822,679	511,721	58,917	(39,564)	(131,711)	1,200,805
Fidelity Series Investment Grade Bond Fund	1,707,105	1,373,365	650,286	50,981	(3,017)	72,140	2,499,307
Fidelity Series Investment Grade Securitized Fund	1,210,285	933,951	509,886	44,295	1,534	37,943	1,673,827
Fidelity Series Large Cap Stock Fund	930,917	674,165	421,894	56,482	(27,393)	(112,214)	1,043,581
Fidelity Series Large Cap Value Index Fund	265,681	190,167	106,723	20,541	(8,088)	(52,253)	288,784
Fidelity Series Long-Term Treasury Bond Index Fund	1,008,689	411,896	901,911	74,546	94,107	33,550	646,331
Fidelity Series Opportunistic Insights Fund	477,186	331,462	216,119	59,034	(12,001)	(29,636)	550,892
Fidelity Series Overseas Fund	118,524	1,233,082	60,260	2,549	(11,347)	(84,633)	1,195,366
Fidelity Series Real Estate Income Fund	101,236	61,926	18,093	5,695	(1,821)	(25,431)	117,817
Fidelity Series Short-Term Credit Fund	384,396	215,033	144,192	8,282	(323)	1,137	456,051
Fidelity Series Small Cap Discovery Fund	127,535	96,690	53,543	6,382	(4,298)	(30,089)	136,295
Fidelity Series Small Cap Opportunities Fund	389,103	272,498	151,775	26,906	(13,142)	(77,951)	418,733
Fidelity Series Stock Selector Large Cap Value Fund	718,051	531,255	281,489	57,017	(19,319)	(149,568)	798,930
Fidelity Series Treasury Bill Index Fund	1,152,634	1,148,566	427,201	15,921	258	5,469	1,879,726
Fidelity Series Value Discovery Fund	512,425	388,936	216,265	29,483	(15,866)	(75,814)	593,416
	21,372,865	18,827,184	9,652,825	1,049,592	(297,665)	(1,200,375)	29,049,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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